UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09235

                        FIRST DEFINED PORTFOLIO FUND, LLC
                ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
                ----------------------------------------------------
               (Address of principal executive offices) (Zip code)
                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
                ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                 DESCRIPTION                                VALUE
----------   ----------------------------------------------------------------   -------------
COMMON STOCKS - 99.5%

             AEROSPACE & DEFENSE - 5.0%
    65,447   Honeywell International, Inc. ..................................   $   3,692,520
    14,944   Lockheed Martin Corp. ..........................................       1,483,939
                                                                                -------------
                                                                                    5,176,459
                                                                                -------------
             BEVERAGES - 2.0%
    10,111   Anheuser-Busch Companies, Inc. .................................         479,767
    22,036   PepsiCo, Inc. ..................................................       1,590,999
                                                                                -------------
                                                                                    2,070,766
                                                                                -------------
             CAPITAL MARKETS - 0.4%
    15,877   Janus Capital Group, Inc. ......................................         369,458
                                                                                -------------
             CHEMICALS - 2.6%
    13,377   Koppers Holdings, Inc. .........................................         592,735
     8,769   Mosaic (The), Company (b) ......................................         899,699
     6,354   Potash Corp. of Saskatchewan, Inc. .............................         986,204
     3,606   Sigma-Aldrich Corp. ............................................         215,098
                                                                                -------------
                                                                                    2,693,736
                                                                                -------------
             COMMERCIAL BANKS - 6.7%
    33,178   Barclays PLC, ADR ..............................................       1,201,044
    15,918   HSBC Holdings PLC, ADR .........................................       1,310,051
    28,113   Intesa Sanpaolo, ADR ...........................................       1,193,408
    35,402   Lloyds TSB Group PLC, ADR ......................................       1,270,932
   149,205   Royal Bank of Scotland Group PLC, ADR ..........................       1,011,610
    45,969   Societe Generale, ADR ..........................................         903,516
                                                                                -------------
                                                                                    6,890,561
                                                                                -------------
             COMMERCIAL SERVICES & SUPPLIES - 1.0%
    11,591   GeoEye, Inc. (b) ...............................................         301,250
     9,524   ICF International, Inc. (b) ....................................         190,956
    13,922   Layne Christensen Company (b) ..................................         487,548
                                                                                -------------
                                                                                      979,754
                                                                                -------------
             COMMUNICATIONS EQUIPMENT - 5.4%
    60,875   Harmonic, Inc. (b) .............................................         462,650
    77,320   Nokia Oyj Corp., ADR ...........................................       2,461,096
    23,361   Research In Motion Ltd. (b) ....................................       2,621,805
                                                                                -------------
                                                                                    5,545,551
                                                                                -------------
             COMPUTERS & PERIPHERALS - 9.7%
    36,101   Apple, Inc. (b) ................................................       5,180,494
    36,382   International Business Machines Corp. ..........................       4,189,023
    21,596   Novatel Wireless, Inc. (b) .....................................         209,049
    13,720   Stratasys, Inc. (b) ............................................         244,216
     6,688   Western Digital Corp. (b) ......................................         180,844
                                                                                -------------
                                                                                   10,003,626
                                                                                -------------
             CONSTRUCTION & ENGINEERING - 1.0%
     3,110   Foster Wheeler Ltd. (b) ........................................         176,088
     2,432   Jacobs Engineering Group, Inc. (b) .............................         178,971
    18,404   Perini Corp. (b) ...............................................         666,777
                                                                                -------------
                                                                                    1,021,836
                                                                                -------------


             See Notes to Quarterly Portfolio of Investments              Page 1

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                 DESCRIPTION                                VALUE
----------   ----------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

             DIVERSIFIED CONSUMER SERVICES - 0.6%
    14,209   Apollo Group, Inc., Class A (b) ................................   $     613,829
                                                                                -------------
             DIVERSIFIED FINANCIAL SERVICES - 6.3%
    49,958   Fortis, ADR ....................................................       1,263,418
    33,997   ING Groep N.V., ADR ............................................       1,270,468
    92,587   JPMorgan Chase & Company .......................................       3,976,612
                                                                                -------------
                                                                                    6,510,498
                                                                                -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 7.9%
    24,702   BT Group PLC, ADR ..............................................       1,064,656
       585   CenturyTel, Inc. ...............................................          19,445
    60,838   Deutsche Telekom AG, ADR .......................................       1,008,694
    37,064   France Telecom S.A., ADR .......................................       1,244,609
    39,335   Premiere Global Services, Inc. (b) .............................         564,064
     9,684   Qwest Communications International, Inc. .......................          43,869
    42,815   Telecom Italia SpA, ADR ........................................         894,405
    31,729   Telefonica S.A., ADR ...........................................       2,744,876
    15,150   Verizon Communications, Inc. ...................................         552,217
                                                                                -------------
                                                                                    8,136,835
                                                                                -------------
             ELECTRICAL EQUIPMENT - 1.0%
    31,606   EnerSys (b) ....................................................         756,016
     5,405   Rockwell Automation, Inc. ......................................         310,355
                                                                                -------------
                                                                                    1,066,371
                                                                                -------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
     6,147   FLIR Systems, Inc. (b) .........................................         184,963
    24,026   Methode Electronics, Inc. ......................................         280,864
                                                                                -------------
                                                                                      465,827
                                                                                -------------
             ENERGY EQUIPMENT & SERVICES - 1.1%
     5,672   Bolt Technology Corp. (b) ......................................         104,535
       697   ENSCO International, Inc. ......................................          43,646
    12,054   NATCO Group, Inc., Class A (b) .................................         563,525
     7,059   National-Oilwell Varco, Inc. (b) ...............................         412,104
                                                                                -------------
                                                                                    1,123,810
                                                                                -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
     5,715   Cynosure, Inc., Class A (b) ....................................         121,730
     1,607   Intuitive Surgical, Inc. (b) ...................................         521,230
    12,020   SurModics, Inc. (b) ............................................         503,398
                                                                                -------------
                                                                                    1,146,358
                                                                                -------------
             HEALTH CARE PROVIDERS & SERVICES - 3.4%
     7,842   Air Methods Corp. (b) ..........................................         379,318
    17,240   Amedisys, Inc. (b) .............................................         678,222
     6,310   Emergency Medical Services Corp., Class A (b) ..................         155,794
    17,633   Express Scripts, Inc. (b) ......................................       1,134,155
    25,826   Medco Health Solutions, Inc. (b) ...............................       1,130,921
                                                                                -------------
                                                                                    3,478,410
                                                                                -------------


Page 2              See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                 DESCRIPTION                                VALUE
----------   ----------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

             HOUSEHOLD DURABLES - 0.7%
     9,149   Garmin Ltd. ....................................................   $     494,137
     9,712   Universal Electronics, Inc. (b) ................................         235,128
                                                                                -------------
                                                                                      729,265
                                                                                -------------
             HOUSEHOLD PRODUCTS - 0.1%
     1,907   Clorox (The) Company ...........................................         108,012
                                                                                -------------
             INDUSTRIAL CONGLOMERATES - 0.2%
     4,502   McDermott International, Inc. (b) ..............................         246,800
                                                                                -------------
             INSURANCE - 4.8%
    74,895   Aegon N.V. .....................................................       1,096,463
    40,010   AmTrust Financial Services, Inc. ...............................         648,562
    27,191   Aon Corp. ......................................................       1,093,078
    35,307   Chubb (The), Corp. .............................................       1,746,990
    15,717   eHealth, Inc. (b) ..............................................         346,874
                                                                                -------------
                                                                                    4,931,967
                                                                                -------------
             INTERNET & CATALOG RETAIL - 0.2%
     1,698   Priceline.com, Inc. (b) ........................................         205,220
                                                                                -------------
             INTERNET SOFTWARE & SERVICES - 2.4%
       502   Baidu.com, Inc., ADR (b) .......................................         120,294
     5,061   Google, Inc., Class A (b) ......................................       2,229,219
    19,166   TheStreet.Com, Inc. ............................................         154,861
                                                                                -------------
                                                                                    2,504,374
                                                                                -------------
             IT SERVICES - 1.2%
    43,562   CyberSource Corp. (b) ..........................................         636,441
    81,879   Sapient Corp. (b) ..............................................         569,878
                                                                                -------------
                                                                                    1,206,319
                                                                                -------------
             LIFE SCIENCES TOOLS & SERVICES - 0.7%
     9,615   Kendle International, Inc. (b) .................................         431,906
     4,779   Waters Corp. (b) ...............................................         266,190
                                                                                -------------
                                                                                      698,096
                                                                                -------------
             MACHINERY - 3.8%
     5,522   Axsys Technologies, Inc. (b) ...................................         275,437
    12,257   Columbus McKinnon Corp. (b) ....................................         379,722
     3,293   Dynamic Materials Corp. ........................................         142,258
    10,794   Middleby (The), Corp. (b) ......................................         673,438
     5,961   Parker Hannifin Corp. ..........................................         412,918
    14,042   RBC Bearings, Inc. (b) .........................................         521,379
    21,296   Robbins & Myers, Inc. ..........................................         695,314
    11,007   Sun Hydraulics Corp. ...........................................         322,175
    12,391   Tennant Company ................................................         493,286
                                                                                -------------
                                                                                    3,915,927
                                                                                -------------
             MEDIA - 3.8%
   123,549   Walt Disney (The), Company .....................................       3,876,968
                                                                                -------------
             METALS & MINING - 3.3%
    33,402   BHP Billiton Ltd., ADR .........................................       2,199,522
     7,003   Olympic Steel, Inc. ............................................         315,835


             See Notes to Quarterly Portfolio of Investments              Page 3

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                 DESCRIPTION                                VALUE
----------   ----------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

             METALS & MINING - (CONTINUED)
     5,923   Southern Copper Corp. ..........................................   $     614,985
     6,626   Steel Dynamics, Inc. ...........................................         218,923
                                                                                -------------
                                                                                    3,349,265
                                                                                -------------
             OIL, GAS & CONSUMABLE FUELS - 4.7%
    18,110   ENI SpA, ADR ...................................................       1,233,472
    26,004   Exxon Mobil Corp. ..............................................       2,199,418
    43,077   StatoilHydro ASA, ADR ..........................................       1,286,710
     2,638   Valero Energy Corp. ............................................         129,552
                                                                                -------------
                                                                                    4,849,152
                                                                                -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
    37,324   Altera Corp. ...................................................         687,881
     5,443   Cypress Semiconductor Corp. (b) ................................         128,509
   126,317   Intel Corp. ....................................................       2,675,394
    30,133   MEMC Electronic Materials, Inc. (b) ............................       2,136,430
    29,800   National Semiconductor Corp. ...................................         545,936
    13,799   Netlogic Microsystems, Inc. (b) ................................         333,108
    12,093   NVIDIA Corp. (b) ...............................................         239,320
    18,658   Power Integrations, Inc. (b) ...................................         545,933
     3,473   Sigma Designs, Inc. (b) ........................................          78,733
    93,357   TriQuint Semiconductor, Inc. (b) ...............................         472,386
                                                                                -------------
                                                                                    7,843,630
                                                                                -------------
             SOFTWARE - 7.9%
    23,004   EPIQ Systems, Inc. (b) .........................................         357,022
    20,007   JDA Software Group, Inc. (b) ...................................         365,128
   249,447   Microsoft Corp. ................................................       7,079,306
    20,282   Radiant Systems, Inc. (b) ......................................         283,340
                                                                                -------------
                                                                                    8,084,796
                                                                                -------------
             SPECIALTY RETAIL - 1.2%
     2,753   AutoZone, Inc. (b) .............................................         313,374
    18,058   Best Buy Company, Inc. .........................................         748,685
     3,215   GameStop Corp., Class A (b) ....................................         166,248
                                                                                -------------
                                                                                    1,228,307
                                                                                -------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.3%
     1,251   Deckers Outdoor Corp. (b) ......................................         134,883
     4,693   Fossil, Inc. (b) ...............................................         143,324
                                                                                -------------
                                                                                      278,207
                                                                                -------------
             TRADING COMPANY & DISTRIBUTORS - 0.7%
    16,369   Kaman Corp. ....................................................         463,079
    17,017   Rush Enterprises, Inc., Class A (b) ............................         269,549
                                                                                -------------
                                                                                      732,628
                                                                                -------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.2%
     2,217   Millicom International Cellular S.A. (b) .......................         209,617
                                                                                -------------


Page 4              See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                                         DESCRIPTION                                VALUE
             ----------------------------------------------------------------   -------------
             TOTAL INVESTMENTS - 99.5% ......................................   $ 102,292,235
             (Cost $112,572,000)

             NET OTHER ASSETS AND LIABILITIES - 0.5% ........................         504,843
                                                                                -------------
             NET ASSETS - 100.0% ............................................   $ 102,797,078
                                                                                =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

ADR   American Depositary Receipt

Summary of inputs used to value the Portfolio's net assets as of March 31, 2008 is as follows (See Note 1A):

VALUATION INPUTS                                       INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                                $             102,292,235
Level 2 - Other Significant Observable Inputs                                 --
Level 3 - Significant Unobservable Inputs                                     --
                                                       -------------------------
Total                                                  $             102,292,235
                                                       =========================


             See Notes to Quarterly Portfolio of Investments              Page 5

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2008 (UNAUDITED)

  SHARES                              DESCRIPTION                                   VALUE
----------   ----------------------------------------------------------------   -------------
COMMON STOCKS - 98.4%

             AEROSPACE & DEFENSE - 9.8%
    20,287   Honeywell International, Inc. ..................................   $   1,144,593
                                                                                -------------
             COMPUTERS & PERIPHERALS - 11.1%
    11,277   International Business Machines Corp. ..........................       1,298,434
                                                                                -------------
             DIVERSIFIED FINANCIAL SERVICES - 18.4%
    42,387   Citigroup, Inc. ................................................         907,930
    28,700   JPMorgan Chase & Company .......................................       1,232,665
                                                                                -------------
                                                                                    2,140,595
                                                                                -------------
             HOTELS, RESTAURANTS & LEISURE - 10.0%
    20,865   McDonald's Corp. ...............................................       1,163,641
                                                                                -------------
             MEDIA - 10.3%
    38,295   Walt Disney (The), Company .....................................       1,201,697
                                                                                -------------
             OIL, GAS & CONSUMABLE FUELS - 9.5%
    13,069   Exxon Mobil Corp. ..............................................       1,105,376
                                                                                -------------
             PHARMACEUTICALS - 9.7%
    54,217   Pfizer, Inc. ...................................................       1,134,762
                                                                                -------------
             SOFTWARE - 8.4%
    34,374   Microsoft Corp. ................................................         975,534
                                                                                -------------
             SPECIALTY RETAIL - 11.2%
    46,536   Home Depot (The), Inc. .........................................       1,301,611
                                                                                -------------
             TOTAL INVESTMENTS - 98.4% ......................................      11,466,243
             (Cost $12,563,390)

             NET OTHER ASSETS AND LIABILITIES - 1.6% ........................         190,827
                                                                                -------------
             NET ASSETS - 100.0% ............................................   $  11,657,070
                                                                                =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

Summary of inputs used to value the Portfolio's net assets as of March 31, 2008 is as follows (See Note 1A):

VALUATION INPUTS                                      INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                               $              11,466,243
Level 2 - Other Significant Observable Inputs                                --
Level 3 - Significant Unobservable Inputs                                    --
                                                      -------------------------
Total                                                 $              11,466,243
                                                      =========================


Page 6              See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                DESCRIPTION                                 VALUE
----------   ----------------------------------------------------------------   -------------
COMMON STOCKS - 99.4%
             AUTO COMPONENTS - 6.1%
   175,920   Superior Industries International, Inc. ........................   $   3,650,340
                                                                                -------------
             CHEMICALS - 11.0%
   157,620   RPM International, Inc. ........................................       3,300,563
   111,691   Sensient Technologies Corp. ....................................       3,293,768
                                                                                -------------
                                                                                    6,594,331
                                                                                -------------
             COMMERCIAL BANKS - 28.8%
   242,071   Colonial BancGroup (The), Inc. .................................       2,331,144
   355,700   First BanCorp ..................................................       3,613,912
   135,825   KeyCorp ........................................................       2,981,359
   206,311   South Financial Group (The), Inc. ..............................       3,065,781
   212,732   Umpqua Holdings Corp. ..........................................       3,299,473
    74,522   Wachovia Corp. .................................................       2,012,094
                                                                                -------------
                                                                                   17,303,763
                                                                                -------------
             DIVERSIFIED FINANCIAL SERVICES - 4.5%
    63,685   JPMorgan Chase & Company .......................................       2,735,271
                                                                                -------------
             HOUSEHOLD DURABLES - 4.7%
   336,926   La-Z-Boy, Inc. .................................................       2,809,963
                                                                                -------------
             INSURANCE - 4.3%
    72,841   Zenith National Insurance Corp. ................................       2,612,078
                                                                                -------------
             MEDIA - 3.7%
   221,077   Lee Enterprises, Inc. ..........................................       2,212,981
                                                                                -------------
             MULTI - UTILITIES - 9.5%
    71,910   DTE Energy Company .............................................       2,796,580
   170,321   NiSource, Inc. .................................................       2,936,334
                                                                                -------------
                                                                                    5,732,914
                                                                                -------------
             PAPER & FOREST PRODUCTS - 4.6%
   101,271   MeadWestvaco Corp. .............................................       2,756,597
                                                                                -------------
             THRIFTS & MORTGAGE FINANCE - 15.5%
   266,136   First Niagara Financial Group, Inc. ............................       3,616,788
   183,876   People's United Financial, Inc. ................................       3,182,892
   245,775   Washington Mutual, Inc. ........................................       2,531,483
                                                                                -------------
                                                                                    9,331,163
                                                                                -------------
             TOBACCO - 6.7%
    61,564   Universal Corp. ................................................       4,034,289
                                                                                -------------
             TOTAL INVESTMENTS - 99.4% ......................................      59,773,690
             (Cost $63,316,852)

             NET OTHER ASSETS AND LIABILITIES - 0.6% ........................         346,799
                                                                                -------------
             NET ASSETS - 100.0% ............................................   $  60,120,489
                                                                                =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.


             See Notes to Quarterly Portfolio of Investments              Page 7

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

Summary of inputs used to value the Portfolio's net assets as of March 31, 2008 is as follows (See Note 1A):

VALUATION INPUTS                                       INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                                $              59,773,690
Level 2 - Other Significant Observable Inputs                                 --
Level 3 - Significant Unobservable Inputs                                     --
                                                       -------------------------
Total                                                  $              59,773,690
                                                       =========================


Page 8              See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                DESCRIPTION                                 VALUE
----------   ----------------------------------------------------------------   -------------
COMMON STOCKS - 99.2%

             HONG KONG - 34.8%
 2,923,849   BOC Hong Kong (Holdings) Ltd. ..................................   $   7,040,398
 2,186,000   Cheung Kong Infrastructure Holdings Ltd. .......................       8,777,541
 1,429,000   Hongkong Electric Holdings Ltd. ................................       9,024,610
13,694,000   PCCW Ltd. ......................................................       8,621,823
 2,356,000   Yue Yuen Industrial (Holdings) Ltd. ............................       7,386,485
                                                                                -------------
                                                                                   40,850,857
                                                                                -------------
             UNITED KINGDOM - 34.0%
 1,473,093   BT Group PLC ...................................................       6,351,429
 1,427,386   GKN PLC ........................................................       8,618,934
 1,261,828   Ladbrokes PLC ..................................................       7,794,550
 3,433,030   LogicaCMG PLC ..................................................       7,205,091
   917,431   Tate & Lyle PLC ................................................       9,832,154
                                                                                -------------
                                                                                   39,802,158
                                                                                -------------
             UNITED STATES - 30.4%
   274,387   Citigroup, Inc. ................................................       5,877,370
   215,232   General Electric Company .......................................       7,965,736
   317,658   General Motors Corp. ...........................................       6,051,386
   301,229   Home Depot (The), Inc. .........................................       8,425,376
   350,951   Pfizer, Inc. ...................................................       7,345,405
                                                                                -------------
                                                                                   35,665,273
                                                                                -------------

             TOTAL INVESTMENTS - 99.2% ......................................     116,318,288
             (Cost $125,707,592)

             NET OTHER ASSETS AND LIABILITIES - 0.8% ........................         956,968
                                                                                -------------
             NET ASSETS - 100.0% ............................................   $ 117,275,256
                                                                                =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

Summary of inputs used to value the Portfolio's net assets as of March 31, 2008 is as follows (See Note 1A):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                         $             116,318,288
Level 2 - Other Significant Observable Inputs                          --
Level 3 - Significant Unobservable Inputs                              --
                                                -------------------------
Total                                           $             116,318,288
                                                =========================


             See Notes to Quarterly Portfolio of Investments              Page 9

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

      Electric Utilities .............................................    15.1%
      Diversified Telecommunication Services .........................    12.8%
      Food Products ..................................................     8.4%
      Auto Components ................................................     7.4%
      Specialty Retail ...............................................     7.2%
      Industrial Conglomerates .......................................     6.8%
      Hotels, Restaurants & Leisure ..................................     6.7%
      Textiles, Apparel & Luxury Goods ...............................     6.3%
      Pharmaceuticals ................................................     6.3%
      IT Services ....................................................     6.1%
      Commercial Banks ...............................................     6.0%
      Automobiles ....................................................     5.1%
      Diversified Financial Services .................................     5.0%
      Net Other Assets and Liabilities ...............................     0.8%
                                                                         ------
                                                                         100.0%
                                                                         ======


Page 10             See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                DESCRIPTION                                 VALUE
----------   ----------------------------------------------------------------   -------------
COMMON STOCKS - 98.6%

             AEROSPACE & DEFENSE - 8.5%
     9,336   Lockheed Martin Corp. ..........................................   $     927,065
                                                                                -------------
             BEVERAGES - 11.9%
     6,317   Anheuser-Busch Companies, Inc. .................................         299,742
    13,769   PepsiCo, Inc. ..................................................         994,122
                                                                                -------------
                                                                                    1,293,864
                                                                                -------------
             CAPITAL MARKETS - 2.1%
     9,921   Janus Capital Group, Inc. ......................................         230,862
                                                                                -------------
             COMPUTERS & PERIPHERALS - 0.0%
     3,764   Seagate Technology, Inc. (Escrow Shares) (b) (c) ...............               0
                                                                                -------------
             DIVERSIFIED CONSUMER SERVICES - 1.8%
     4,520   Apollo Group, Inc., Class A (b) ................................         195,264
                                                                                -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.5%
       363   CenturyTel, Inc. ...............................................          12,066
     6,048   Qwest Communications International, Inc. .......................          27,396
     9,469   Verizon Communications, Inc. ...................................         345,144
                                                                                -------------
                                                                                      384,606
                                                                                -------------
             ELECTRICAL EQUIPMENT - 1.8%
     3,378   Rockwell Automation, Inc. ......................................         193,965
                                                                                -------------
             ENERGY EQUIPMENT & SERVICES - 0.2%
       435   ENSCO International, Inc. ......................................          27,240
                                                                                -------------
             HEALTH CARE PROVIDERS & SERVICES - 11.0%
     7,599   Express Scripts, Inc. (b) ......................................         488,768
    16,138   Medco Health Solutions, Inc. (b) ...............................         706,683
                                                                                -------------
                                                                                    1,195,451
                                                                                -------------
             HOUSEHOLD PRODUCTS - 0.6%
     1,192   Clorox (The) Company ...........................................          67,515
                                                                                -------------
             INSURANCE - 16.3%
    16,990   Aon Corp. ......................................................         682,998
    22,063   Chubb (The), Corp. .............................................       1,091,677
                                                                                -------------
                                                                                    1,774,675
                                                                                -------------
             LIFE SCIENCES TOOLS & SERVICES - 1.5%
     2,986   Waters Corp. (b) ...............................................         166,320
                                                                                -------------
             MACHINERY - 2.4%
     3,725   Parker Hannifin Corp. ..........................................         258,031
                                                                                -------------
             OIL, GAS & CONSUMABLE FUELS - 13.4%
    16,248   Exxon Mobil Corp. ..............................................       1,374,256
     1,650   Valero Energy Corp. ............................................          81,032
                                                                                -------------
                                                                                    1,455,288
                                                                                -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.5%
    23,324   Altera Corp. ...................................................         429,861
    15,955   MEMC Electronic Materials, Inc. (b) ............................       1,131,210
    18,622   National Semiconductor Corp. ...................................         341,154
                                                                                -------------
                                                                                    1,902,225
                                                                                -------------


             See Notes to Quarterly Portfolio of Investments             Page 11

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                DESCRIPTION                                 VALUE
----------   ----------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

             SPECIALTY RETAIL - 6.1%
   1,720     AutoZone, Inc. (b) .............................................   $     195,788
  11,284     Best Buy Company, Inc. .........................................         467,835
                                                                                -------------
                                                                                      663,623
                                                                                -------------

             TOTAL INVESTMENTS - 98.6% ......................................      10,735,994
             (Cost $11,870,622)

             NET OTHER ASSETS AND LIABILITIES - 1.4% ........................         146,991
                                                                                -------------
             NET ASSETS - 100.0% ............................................   $  10,882,985
                                                                                =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Security is fair valued and value is determined in accordance with procedures adopted by the Board of Trustees.

Summary of inputs used to value the Portfolio's net assets as of March 31, 2008 is as follows (See Note 1A):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                         $              10,735,994
Level 2 - Other Significant Observable Inputs                          --
Level 3 - Significant Unobservable Inputs                              --
                                                -------------------------
Total                                           $              10,735,994
                                                =========================


Page 12             See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                  DESCRIPTION                               VALUE
-----------   ---------------------------------------------------------------   -------------
COMMON STOCKS - 98.8%

             CHEMICALS - 5.7%
     6,542   Sigma-Aldrich Corp. ............................................   $     390,230
                                                                                -------------
             COMMUNICATIONS EQUIPMENT - 9.3%
     5,700   Research In Motion Ltd. (b) ....................................         639,711
                                                                                -------------
             COMPUTERS & PERIPHERALS - 6.9%
     3,336   Apple, Inc. (b) ................................................         478,716
                                                                                -------------
             CONSTRUCTION & ENGINEERING - 6.0%
     7,309   Foster Wheeler Ltd. (b) ........................................         413,836
                                                                                -------------
             DIVERSIFIED CONSUMER SERVICES - 5.3%
     8,510   Apollo Group, Inc., Class A (b) ................................         367,632
                                                                                -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 9.2%
     1,961   Intuitive Surgical, Inc. (b) ...................................         636,050
                                                                                -------------
             HEALTH CARE PROVIDERS & SERVICES - 8.5%
     9,140   Express Scripts, Inc. (b) ......................................         587,885
                                                                                -------------
             HOUSEHOLD DURABLES - 5.3%
     6,721   Garmin Ltd. ....................................................         363,001
                                                                                -------------
             INTERNET SOFTWARE & SERVICES - 10.2%
     1,200   Baidu.com, Inc., ADR (b) .......................................         287,556
       949   Google, Inc., Class A (b) ......................................         418,006
                                                                                -------------
                                                                                      705,562
                                                                                -------------

             METALS & MINING - 4.6%
     9,696   Steel Dynamics, Inc. ...........................................         320,356
                                                                                -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.1%
    24,909   Intel Corp. ....................................................         527,573
    19,158   NVIDIA Corp. (b) ...............................................         379,137
                                                                                -------------
                                                                                      906,710
                                                                                -------------
             SOFTWARE - 7.6%
    18,454   Microsoft Corp. ................................................         523,725
                                                                                -------------
             WIRELESS TELECOMMUNICATION SERVICES - 7.1%
     5,208   Millicom International Cellular S.A. (b) .......................         492,415
                                                                                -------------
             TOTAL INVESTMENTS - 98.8% ......................................       6,825,829
             (Cost $8,225,832)

             NET OTHER ASSETS AND LIABILITIES - 1.2% ........................          82,379
                                                                                -------------
             NET ASSETS - 100.0% ............................................   $   6,908,208
                                                                                =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

ADR   American Depositary Receipt

Summary of inputs used to value the Portfolio's net assets as of March 31, 2008 is as follows (See Note 1A):

VALUATION INPUTS                                      INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                               $               6,825,829
Level 2 - Other Significant Observable Inputs                                --
Level 3 - Significant Unobservable Inputs                                    --
                                                      -------------------------
Total                                                 $               6,825,829
                                                      =========================


             See Notes to Quarterly Portfolio of Investments             Page 13

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                  DESCRIPTION                               VALUE
-----------   ---------------------------------------------------------------   -------------
COMMON STOCKS - 98.6%

             AIRLINES - 0.6%
     2,663   Alaska Air Group, Inc. (b) .....................................   $      52,249
                                                                                -------------
             AUTO COMPONENTS - 1.9%
     8,232   Superior Industries International, Inc. ........................         170,814
                                                                                -------------
             AUTOMOBILES - 1.2%
       415   Daimler AG .....................................................          35,503
     1,208   Honda Motor Company Ltd., ADR ..................................          34,802
       378   Toyota Motor Corp., ADR ........................................          38,136
                                                                                -------------
                                                                                      108,441
                                                                                -------------
             CAPITAL MARKETS - 1.0%
       664   Credit Suisse Group, ADR .......................................          33,784
       309   Deutsche Bank AG ...............................................          34,932
       870   UBS AG .........................................................          25,056
                                                                                -------------
                                                                                       93,772
                                                                                -------------
             CHEMICALS - 6.4%
     1,319   Mosaic (The), Company (b) ......................................         135,329
       953   Potash Corp. of Saskatchewan, Inc. .............................         147,915
     7,376   RPM International, Inc. ........................................         154,453
     5,223   Sensient Technologies Corp. ....................................         154,026
                                                                                -------------
                                                                                      591,723
                                                                                -------------
             COMMERCIAL BANKS - 13.4%
       875   Allied Irish Banks PLC, ADR ....................................          37,783
       995   Barclays PLC, ADR ..............................................          36,019
       552   Canadian Imperial Bank of Commerce .............................          35,549
    11,328   Colonial BancGroup (The), Inc. .................................         109,089
     1,662   Community Bank System, Inc. ....................................          40,819
    24,931   First BanCorp ..................................................         253,299
     6,355   KeyCorp ........................................................         139,492
       542   Kookmin Bank, ADR ..............................................          30,379
     1,062   Lloyds TSB Group PLC, ADR ......................................          38,126
     4,326   Mitsubishi UFJ Financial Group, Inc., ADR ......................          37,636
       774   Royal Bank of Canada ...........................................          35,991
     4,478   Royal Bank of Scotland Group PLC, ADR ..........................          30,361
     9,654   South Financial Group (The), Inc. ..............................         143,458
     9,955   Umpqua Holdings Corp. ..........................................         154,402
     3,950   Wachovia Corp. .................................................         106,650
                                                                                -------------
                                                                                    1,229,053
                                                                                -------------
             COMMERCIAL SERVICES & SUPPLIES - 1.7%
     3,463   Kelly Services Inc., Class A ...................................          71,199
       962   School Specialty, Inc. (b) .....................................          30,341
     4,552   Spherion Corp. (b) .............................................          27,858
     1,837   Volt Information Sciences, Inc. (b) ............................          31,156
                                                                                -------------
                                                                                      160,554
                                                                                -------------
             COMMUNICATIONS EQUIPMENT - 6.1%
    11,608   Nokia Oyj Corp., ADR ...........................................         369,483
     1,686   Research In Motion Ltd. (b) ....................................         189,220
                                                                                -------------
                                                                                      558,703
                                                                                -------------


Page 14             See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                  DESCRIPTION                               VALUE
-----------   ---------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

             COMPUTERS & PERIPHERALS - 4.6%
     2,605   Apple, Inc. (b) ................................................   $     373,818
     1,247   Hutchinson Technology, Inc. (b) ................................          19,840
     1,006   Western Digital Corp. (b) ......................................          27,202
                                                                                -------------
                                                                                      420,860
                                                                                -------------
             CONSTRUCTION & ENGINEERING - 0.3%
       365   Jacobs Engineering Group, Inc. (b) .............................          26,860
                                                                                -------------
             DISTRIBUTORS - 0.3%
     2,690   Audiovox Corp., Class A (b) ....................................          28,729
                                                                                -------------
             DIVERSIFIED CONSUMER SERVICES - 0.2%
       502   Apollo Group, Inc., Class A (b) ................................          21,686
                                                                                -------------
             DIVERSIFIED FINANCIAL SERVICES - 2.0%
     1,020   ING Groep N.V., ADR ............................................          38,117
     3,474   JPMorgan Chase & Company .......................................         149,208
                                                                                -------------
                                                                                      187,325
                                                                                -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 5.9%
     1,825   Deutsche Telekom AG, ADR .......................................          30,259
     1,111   France Telecom S.A., ADR .......................................          37,307
     1,634   Nippon Telegraph & Telephone Corp., ADR ........................          35,425
     1,287   Telecom Italia SpA, ADR ........................................          26,885
     4,764   Telefonica S.A., ADR ...........................................         412,134
                                                                                -------------
                                                                                      542,010
                                                                                -------------
             ELECTRIC UTILITIES - 2.1%
     1,881   Idacorp, Inc. ..................................................          60,399
     1,896   Korea Electric Power Corp., ADR ................................          28,516
     3,886   Sierra Pacific Resources .......................................          49,080
     2,537   Westar Energy, Inc. ............................................          57,767
                                                                                -------------
                                                                                      195,762
                                                                                -------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
     1,679   Arrow Electronics, Inc. (b) ....................................          56,498
       921   FLIR Systems, Inc. (b) .........................................          27,713
    10,004   Kemet Corp. (b) ................................................          40,416
     5,846   Vishay Intertechnology, Inc. (b) ...............................          52,965
                                                                                -------------
                                                                                      177,592
                                                                                -------------
             ENERGY EQUIPMENT & SERVICES - 1.4%
     1,061   National-Oilwell Varco, Inc. (b) ...............................          61,941
     1,189   Tidewater, Inc. ................................................          65,526
                                                                                -------------
                                                                                      127,467
                                                                                -------------
             FOOD PRODUCTS - 0.4%
     1,423   TreeHouse Foods, Inc. (b) ......................................          32,530
                                                                                -------------
             GAS UTILITIES - 0.3%
     1,189   Atmos Energy Corp. .............................................          30,320
                                                                                -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
       117   Intuitive Surgical, Inc. (b) ...................................          37,949
                                                                                -------------


             See Notes to Quarterly Portfolio of Investments             Page 15

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

   SHARES                                 DESCRIPTION                               VALUE
-----------   ---------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

             HEALTH CARE PROVIDERS & SERVICES - 1.3%
     2,687   Kindred Healthcare, Inc. (b) ...................................   $      58,765
     2,254   LifePoint Hospitals, Inc. (b) ..................................          61,917
                                                                                -------------
                                                                                      120,682
                                                                                -------------
             HOTELS, RESTAURANTS & LEISURE - 1.0%
     2,485   Bob Evans Farms, Inc. ..........................................          68,561
     2,235   O'Charley's, Inc. ..............................................          25,747
                                                                                -------------
                                                                                       94,308
                                                                                -------------
             HOUSEHOLD DURABLES - 3.5%
       659   Garmin Ltd. ....................................................          35,593
    22,056   La-Z-Boy, Inc. .................................................         183,947
       893   Mohawk Industries, Inc. (b) ....................................          63,948
       635   National Presto Industries, Inc. ...............................          33,274
                                                                                -------------
                                                                                      316,762
                                                                                -------------
             INDUSTRIAL CONGLOMERATES - 0.4%
       677   McDermott International, Inc. (b) ..............................          37,113
                                                                                -------------
             INSURANCE - 6.8%
     2,248   Aegon N.V. .....................................................          32,911
     1,868   Allianz SE, ADR ................................................          36,725
     2,280   American Financial Group, Inc. .................................          58,277
       665   Everest Re Group Ltd. ..........................................          59,537
     1,464   Hanover Insurance Group (The), Inc. ............................          60,229
     2,356   HCC Insurance Holdings, Inc. ...................................          53,458
     1,893   Presidential Life Corp. ........................................          33,014
       903   Safety Insurance Group, Inc. ...................................          30,819
     1,454   Selective Insurance Group, Inc. ................................          34,722
     1,111   United Fire & Casualty Company .................................          41,551
     2,263   W.R. Berkley Corp. .............................................          62,662
     3,410   Zenith National Insurance Corp. ................................         122,283
                                                                                -------------
                                                                                      626,188
                                                                                -------------
             INTERNET & CATALOG RETAIL - 0.3%
       256   Priceline.com, Inc. (b) ........................................          30,940
                                                                                -------------
             LEISURE EQUIPMENT & PRODUCTS - 0.4%
     1,411   Jakks Pacific, Inc. (b) ........................................          38,901
                                                                                -------------
             MACHINERY - 0.7%
       829   Axsys Technologies, Inc. (b) ...................................          41,351
       493   Dynamic Materials Corp. ........................................          21,298
                                                                                -------------
                                                                                       62,649
                                                                                -------------
             MEDIA - 2.8%
       817   AH Belo Corp., Class A (b) .....................................           9,339
     3,811   Belo Corp., Class A ............................................          40,282
    14,944   Lee Enterprises, Inc. ..........................................         149,589
     1,894   Scholastic Corp. (b) ...........................................          57,331
                                                                                -------------
                                                                                      256,541
                                                                                -------------


Page 16             See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

   SHARES                                 DESCRIPTION                               VALUE
-----------   ---------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

             METALS & MINING - 4.6%
     5,014   BHP Billiton Ltd., ADR .........................................   $     330,172
       891   Southern Copper Corp............................................          92,513
                                                                                -------------
                                                                                      422,685
                                                                                -------------
             MULTI-UTILITIES - 3.7%
     1,547   Avista Corp ....................................................          30,259
     3,365   DTE Energy Company .............................................         130,865
     7,972   NiSource, Inc. .................................................         137,437
     3,042   PNM Resources, Inc. ............................................          37,934
                                                                                -------------
                                                                                      336,495
                                                                                -------------
             MULTILINE RETAIL - 0.4%
     3,390   Fred's Inc., Class A ...........................................          34,748
                                                                                -------------
             OIL, GAS & CONSUMABLE FUELS - 2.2%
     1,589   Cimarex Energy Company .........................................          86,982
       544   ENI SpA, ADR ...................................................          37,052
     1,111   Repsol YPF S.A., ADR ...........................................          38,230
     1,292   StatoilHydro ASA, ADR ..........................................          38,592
                                                                                -------------
                                                                                      200,856
                                                                                -------------
             PAPER & FOREST PRODUCTS - 1.4%
     4,738   MeadWestvaco Corp. .............................................         128,968
                                                                                -------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
     1,504   Colonial Properties Trust ......................................          36,171
                                                                                -------------
             ROAD & RAIL - 2.2%
     5,295   Avis Budget Group, Inc. (b) ....................................          56,233
     1,941   Kansas City Southern (b) .......................................          77,854
     3,845   Werner Enterprises, Inc. .......................................          71,363
                                                                                -------------
                                                                                      205,450
                                                                                -------------
             SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.6%
     2,505   Actel Corp. (b) ................................................          38,353
     2,496   Brooks Automation, Inc. (b) ....................................          24,261
       818   Cypress Semiconductor Corp. (b) ................................          19,313
       689   MEMC Electronic Materials, Inc. (b) ............................          48,850
     1,720   MKS Instruments, Inc. (b) ......................................          36,808
     2,652   Photronics, Inc. (b) ...........................................          25,327
    11,479   RF Micro Devices, Inc. (b) .....................................          30,534
       520   Sigma Designs, Inc. (b) ........................................          11,788
                                                                                -------------
                                                                                      235,234
                                                                                -------------
             SPECIALTY RETAIL - 2.3%
     3,870   Collective Brands, Inc. (b) ....................................          46,904
       483   GameStop Corp., Class A (b) ....................................          24,976
     2,578   Jo-Ann Stores, Inc. (b) ........................................          37,974
     2,895   Pep Boys-Manny, Moe & Jack (The) ...............................          28,834
     1,706   Sonic Automotive, Inc., Class A ................................          35,058
     2,278   Stage Stores, Inc. .............................................          36,904
                                                                                -------------
                                                                                      210,650
                                                                                -------------


             See Notes to Quarterly Portfolio of Investments             Page 17

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                DESCRIPTION                                 VALUE
----------   ----------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

             TEXTILES, APPAREL & LUXURY GOODS - 0.5%
       186   Deckers Outdoor Corp. (b) ......................................   $      20,055
       702   Fossil, Inc. (b) ...............................................          21,439
                                                                                -------------
                                                                                       41,494
                                                                                -------------
             THRIFTS & MORTGAGE FINANCE - 5.4%
     3,044   Corus Bankshares, Inc. .........................................          29,618
    12,454   First Niagara Financial Group, Inc. ............................         169,250
       935   FirstFed Financial Corp. (b) ...................................          25,385
     8,605   People's United Financial, Inc. ................................         148,953
    11,502   Washington Mutual, Inc. (b) ....................................         118,471
                                                                                -------------
                                                                                      491,677
                                                                                -------------
             TOBACCO - 2.1%
     2,882   Universal Corp. ................................................         188,857
                                                                                -------------
             TRADING COMPANIES & DISTRIBUTORS - 1.5%
     1,802   GATX Corp. .....................................................          70,404
     3,618   United Rentals, Inc. (b) .......................................          68,163
                                                                                -------------
                                                                                      138,567
                                                                                -------------
             TOTAL INVESTMENTS - 98.6% ......................................       9,050,335
             (Cost $9,725,017)

             NET OTHER ASSETS AND LIABILITIES - 1.4% ........................         131,863
                                                                                -------------
             NET ASSETS - 100.0% ............................................   $   9,182,198
                                                                                =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

ADR   American Depositary Receipt

Summary of inputs used to value the Portfolio's net assets as of March 31, 2008 is as follows (See Note 1A):

VALUATION INPUTS                                 INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                          $               9,050,335
Level 2 - Other Significant Observable Inputs                           --
Level 3 - Significant Unobservable Inputs                               --
                                                 -------------------------
Total                                            $               9,050,335
                                                 =========================


Page 18             See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                DESCRIPTION                                 VALUE
----------   ----------------------------------------------------------------   -------------
COMMON STOCKS - 99.2%

             CHEMICALS - 18.4%
    30,202   Mosaic (The), Company (b) ......................................   $   3,098,724
    20,074   Potash Corp. of Saskatchewan, Inc. .............................       3,115,685
                                                                                -------------
                                                                                    6,214,409
                                                                                -------------
             COMMUNICATIONS EQUIPMENT - 15.3%
    74,719   Nokia Oyj Corp., ADR ...........................................       2,378,306
    24,753   Research In Motion Ltd. (b) ....................................       2,778,029
                                                                                -------------
                                                                                    5,156,335
                                                                                -------------
             COMPUTERS & PERIPHERALS - 7.7%
    14,484   Apple, Inc. (b) ................................................       2,078,454
    19,844   Western Digital Corp. (b) ......................................         536,582
                                                                                -------------
                                                                                    2,615,036
                                                                                -------------
             CONSTRUCTION & ENGINEERING - 2.4%
    10,981   Jacobs Engineering Group, Inc. (b) .............................         808,092
                                                                                -------------
             DIVERSIFIED CONSUMER SERVICES - 1.9%
    15,138   Apollo Group, Inc., Class A (b) ................................         653,962
                                                                                -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 7.5%
    29,490   Telefonica S.A., ADR ...........................................       2,551,180
                                                                                -------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
    11,842   FLIR Systems, Inc. (b) .........................................         356,326
                                                                                -------------
             ENERGY EQUIPMENT & SERVICES - 5.5%
    31,879   National-Oilwell Varco, Inc. (b) ...............................       1,861,096
                                                                                -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
     3,490   Intuitive Surgical, Inc. (b) ...................................       1,131,982
                                                                                -------------
             HOUSEHOLD DURABLES - 3.2%
    19,862   Garmin Ltd. ....................................................       1,072,747
                                                                                -------------
             INDUSTRIAL CONGLOMERATES - 3.3%
    20,330   McDermott International, Inc. (b) ..............................       1,114,491
                                                                                -------------
             INTERNET & CATALOG RETAIL - 1.2%
     3,414   Priceline.com, Inc. (b) ........................................         412,616
                                                                                -------------
             MACHINERY - 2.4%
    10,640   Axsys Technologies, Inc. (b) ...................................         530,723
     6,344   Dynamic Materials Corp. ........................................         274,061
                                                                                -------------
                                                                                      804,784
                                                                                -------------
             METALS & MINING - 16.3%
    40,563   BHP Billiton Ltd., ADR .........................................       2,671,074
    27,368   Southern Copper Corp. ..........................................       2,841,619
                                                                                -------------
                                                                                    5,512,693
                                                                                -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
    14,559   Cypress Semiconductor Corp. (b) ................................         343,738
    20,781   MEMC Electronic Materials, Inc. (b) ............................       1,473,373
     6,694   Sigma Designs, Inc. (b) ........................................         151,753
                                                                                -------------
                                                                                    1,968,864
                                                                                -------------


             See Notes to Quarterly Portfolio of Investments             Page 19

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                DESCRIPTION                                 VALUE
----------   ----------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

             SPECIALTY RETAIL - 2.2%
    14,478   GameStop Corp., Class A (b) ....................................   $     748,657
                                                                                -------------
             TEXTILES, APPAREL & LUXURY GOODS - 1.6%
     2,408   Deckers Outdoor Corp. (b) ......................................         259,631
     9,044   Fossil, Inc. (b) ...............................................         276,203
                                                                                -------------
                                                                                      535,834
                                                                                -------------

             TOTAL INVESTMENTS - 99.2% ......................................      33,519,104
             (Cost $35,294,566)

             NET OTHER ASSETS AND LIABILITIES - 0.8% ........................         284,752
                                                                                -------------
             NET ASSETS - 100.0% ............................................   $  33,803,856
                                                                                =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

ADR   American Depositary Receipt

Summary of inputs used to value the Portfolio's net assets as of March 31, 2008 is as follows (See Note 1A):

VALUATION INPUTS                                 INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                          $              33,519,104
Level 2 - Other Significant Observable Inputs                           --
Level 3 - Significant Unobservable Inputs                               --
                                                 -------------------------
Total                                            $              33,519,104
                                                 =========================


Page 20             See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant"), a non-diversified open-ended management investment company, offers eight variable annuity Portfolios as follows: Target Managed VIP Portfolio, The Dow(R) Dart 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio and Value Line(R) Target 25 Portfolio (each a "Portfolio," and collectively, the "Portfolios").

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest," and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Registrant's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of a Portfolio denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Portfolios as of January 1, 2008, the beginning of the Registrant's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of March 31, 2008 is included with each Portfolio's Schedule of Investments.

B. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2008 (UNAUDITED)

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of March 31, 2008, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation (depreciation) on investments were as follows:

                                                                 NET UNREALIZED       GROSS           GROSS
                                                                  APPRECIATION     UNREALIZED      UNREALIZED
                                                     COST        (DEPRECIATION)   APPRECIATION   (DEPRECIATION)
                                                --------------   --------------   ------------   --------------
Target Managed VIP Portfolio ................   $  112,572,000    $(10,279,765)    $3,543,158    $ (13,822,923)
The Dow(R) DART 10 Portfolio ................       12,563,390      (1,097,147)       260,702       (1,357,849)
The Dow(R) Target Dividend Portfolio ........       63,316,852      (3,543,162)     2,399,531       (5,942,693)
Global Dividend Target 15 Portfolio .........      125,707,592      (9,389,304)     3,547,238      (12,936,542)
S&P(R) Target 24 Portfolio ..................       11,870,622      (1,134,628)           745       (1,135,373)
NASDAQ(R) Target 15 Portfolio ...............        8,225,832      (1,400,003)       208,751       (1,608,754)
First Trust Target Focus Four Portfolio .....        9,725,017        (674,682)       246,959         (921,641)
Value Line(R) Target 25 Portfolio ...........       35,294,566      (1,775,462)     2,879,724       (4,655,186)

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2008 (UNAUDITED)

                              LICENSING INFORMATION

"Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones U.S. Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," and "The Dow(R) Dart 10" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio and The Dow(R) Dart 10 Portfolio. None of the Portfolios, including, and in particular, the Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio and The Dow(R) DART 10 Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"The NASDAQ-100(R)," "NASDAQ-100 Index(R)," "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of the Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust Advisors L.P., on behalf of the NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio. None of the Portfolios, including, and in particular, the NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have been passed on by the Corporations as to their legality or suitability. The Portfolios are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PORTFOLIOS.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500", S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by First Trust Advisors L.P., on behalf of the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio. None of the Portfolios, including, and in particular, the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Focus Four Portfolio are sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any of the Portfolios.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line(TM) Timeliness Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. on behalf of the Value Line(R) Target 25 Portfolio, the Target Managed VIP Portfolio and the First Trust Focus Four Portfolio. None of the Portfolios, including, and in particular, the Target Managed VIP Portfolio, the Value Line
(R) Target 25 Portfolio and the First Trust Focus Four Portfolio are sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in any of the Portfolios.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST DEFINED PORTFOLIO FUND, LLC

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date MAY 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date MAY 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                        Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                        (principal financial officer)

Date MAY 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.